UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-21043
                                                           -----

Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2003 to June 30, 2004

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title)  /s/  John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 25, 2004
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========================== PIONEER HIGH INCOME TRUST ===========================


ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2004    Meeting Type: Annual
Record Date:  APR 16, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Ray M. Clapp, Jr.         For       For        Management
1.2   Elect  Director John F. Otto, Jr.         For       For        Management
1.3   Elect  Director Jimmy R. White            For       For        Management
2     Amend Employee Stock Purchase Plan        For       For        Management
3     Ratify Auditors                           For       For        Management